LEASES (Tables)	12 Months Ended
Dec. 31, 2018
LEASES
Schedule of finance lease minimum lease payments

	As at December 31, 2018			As at December 31, 2017
	Minimum			Minimum
	Finance			Finance
	Lease		Present	Lease		Present
	Payments	Interest	Value	Payments	Interest	Value
Within 1 year	$1,970	$56	$1,914	$3,570	$158	$3,412
Between 1 - 5 years	—	—	—	1,971	56	1,915
Total	$1,970	$56	$1,914	$5,541	$214	$5,327

Schedule of operating lease minimum lease payments

	As at December 31,	As at December 31,
	2018	2017
Within 1 year	$15,711	$4,305
Between 1 - 3 years	27,011	7,415
Between 3 - 5 years	21,186	7,484
Thereafter	28,341	9,429
Total	$92,249	$28,633